Loans and Allowance for Credit Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Loans by Domicile and Industry of Borrower Segment Classification [Table Text Block]

	2016	2017
	(in millions)
Domestic:
Manufacturing	¥12,158,642	¥11,796,803
Construction	913,180	819,262
Real estate	11,175,130	11,622,372
Services	2,503,446	2,549,300
Wholesale and retail	7,891,364	7,970,579
Banks and other financial institutions(1)	5,146,932	5,223,906
Communication and information services	1,509,858	1,634,584
Other industries	14,739,826	8,898,712
Consumer	16,397,560	16,491,010

Total domestic	72,435,938	67,006,528

Foreign:
Governments and official institutions	1,125,031	1,037,795
Banks and other financial institutions(1)	13,654,335	13,844,964
Commercial and industrial	30,056,474	30,279,641
Other	5,818,747	6,334,551

Total foreign	50,654,587	51,496,951

Unearned income, unamortized premiums—net and deferred loan fees—net	(299,567)	(288,507)

Total(2)	¥122,790,958	¥118,214,972

Notes:

(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥100,889 million and ¥185,940 million at March 31, 2016 and 2017, respectively.

Nonaccrual Loans by Class [Table Text Block]

	2016	2017
	(in millions)
Commercial
Domestic	¥702,896	¥471,148
Manufacturing	372,801	185,095
Construction	15,207	15,202
Real estate	60,134	44,374
Services	40,523	38,602
Wholesale and retail	132,015	131,213
Banks and other financial institutions	675	2,432
Communication and information services	20,270	18,685
Other industries	29,190	10,034
Consumer	32,081	25,511
Foreign-excluding MUAH and Krungsri	189,742	191,889
Residential	79,817	75,399
Card	62,546	61,424
MUAH	66,636	82,150
Krungsri	85,325	94,902

Total(1)	¥1,186,962	¥976,912

Note:

(1)	The above table does not include loans held for sale of ¥400 million and nil at March 31, 2016 and 2017, respectively, and loans acquired with deteriorated credit quality of ¥12,805 million and ¥9,720 million at March 31, 2016 and 2017, respectively.

Impaired Loans by Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2016:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥815,185	¥241,159	¥1,056,344	¥1,101,627	¥467,729
Manufacturing	420,377	85,948	506,325	514,155	283,697
Construction	16,660	8,986	25,646	26,561	7,845
Real estate	67,508	38,833	106,341	113,917	17,074
Services	62,296	22,057	84,353	90,651	27,593
Wholesale and retail	174,946	52,718	227,664	239,763	87,999
Banks and other financial institutions	542	146	688	689	459
Communication and information services	17,047	10,091	27,138	28,312	11,303
Other industries	30,661	6,237	36,898	38,782	24,473
Consumer	25,148	16,143	41,291	48,797	7,286
Foreign-excluding MUAH and Krungsri	285,298	6,008	291,306	305,048	175,040
Loans acquired with deteriorated credit quality	11,365	—	11,365	21,390	3,286
Residential	133,435	8,518	141,953	173,777	39,629
Card	78,770	539	79,309	88,567	21,294
MUAH	68,502	32,022	100,524	108,119	13,422
Krungsri	27,873	16,476	44,349	49,879	14,532

Total(3)	¥1,420,428	¥304,722	¥1,725,150	¥1,848,407	¥734,932

	Recorded Loan Balance
At March 31, 2017:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥875,977	¥187,738	¥1,063,715	¥1,107,203	¥608,122
Manufacturing	555,009	39,587	594,596	602,038	411,787
Construction	15,007	9,068	24,075	24,907	9,107
Real estate	53,048	30,274	83,322	90,797	14,987
Services	48,304	23,162	71,466	78,097	31,074
Wholesale and retail	160,422	53,760	214,182	224,141	115,673
Banks and other financial institutions	1,836	607	2,443	2,443	1,674
Communication and information services	14,166	10,652	24,818	26,641	10,565
Other industries	10,714	5,806	16,520	17,403	7,226
Consumer	17,471	14,822	32,293	40,736	6,029
Foreign-excluding MUAH and Krungsri	262,887	23,019	285,906	309,975	164,682
Loans acquired with deteriorated credit quality	8,013	—	8,013	11,513	3,619
Residential	120,465	6,557	127,022	154,006	46,971
Card	71,849	462	72,311	80,392	20,523
MUAH	77,160	16,292	93,452	113,414	19,173
Krungsri	44,679	20,752	65,431	71,075	19,118

Total(3)	¥1,461,030	¥254,820	¥1,715,850	¥1,847,578	¥882,208

Notes:

(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
(2)	Included in impaired loans at March 31, 2016 and 2017 are accrual TDRs as follows: ¥457,219 million and ¥688,746 million—Commercial; ¥60,634 million and ¥50,213 million—Residential; ¥37,896 million and ¥32,564 million—Card; ¥49,601 million and ¥24,708 million—MUAH; and ¥8,494 million and ¥23,588 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥400 million and ¥9,879 million at March 31, 2016 and 2017, respectively.

Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class [Table Text Block]

	2015		2016		2017
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,181,941	¥23,216	¥1,066,585	¥16,572	¥1,137,501	¥14,116
Manufacturing	440,258	8,333	464,157	5,530	601,256	5,845
Construction	38,888	863	29,548	708	26,684	434
Real estate	170,549	3,163	123,203	2,169	96,229	1,593
Services	115,384	2,704	91,339	1,967	81,967	1,236
Wholesale and retail	283,213	5,358	249,656	4,333	238,798	3,466
Banks and other financial institutions	7,230	132	3,982	51	2,272	11
Communication and information services	35,249	837	29,547	677	27,531	570
Other industries	35,208	745	29,018	301	24,709	397
Consumer	55,962	1,081	46,135	836	38,055	564
Foreign-excluding MUAH and Krungsri	183,671	3,161	230,018	3,235	291,612	5,132
Loans acquired with deteriorated credit quality	14,758	697	11,549	495	9,974	432
Residential	187,642	4,241	154,760	2,918	133,876	1,883
Card	97,159	4,154	85,006	3,330	75,809	2,483
MUAH	59,711	2,040	71,966	1,550	91,690	1,664
Krungsri	18,764	609	40,037	2,252	51,597	2,201

Total	¥1,743,646	¥38,118	¥1,659,921	¥30,352	¥1,792,059	¥27,911

Roll-forward of Accrual TDRs and Other Impaired Loans [Table Text Block]

	2015	2016	2017
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥832,267	¥867,090	¥613,844
Additions (new accrual TDR status)(1)	364,445	175,178	492,269
Transfers to other impaired loans (including nonaccrual TDRs)	(28,001)	(164,016)	(40,182)
Loans sold	(223)	(9)	(1,637)
Principal payments and other	(301,398)	(264,399)	(244,475)

Balance at end of fiscal year(1)	¥867,090	¥613,844	¥819,819

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥1,028,760	¥819,716	¥1,111,306
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	281,456	617,481	541,789
Charge-off	(79,684)	(65,198)	(106,097)
Transfers to accrual TDRs	(48,176)	(32,190)	(333,478)
Loans sold	(14,448)	(12,224)	(44,984)
Principal payments and other	(348,192)	(216,279)	(272,505)

Balance at end of fiscal year(1)	¥819,716	¥1,111,306	¥896,031

Notes:

(1)	For the fiscal year ended March 31, 2015, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2015. For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2016. For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017.
(2)	Included in the additions of other impaired loans for the fiscal years ended March 31, 2015, 2016 and 2017 are nonaccrual TDRs as follows: ¥12,756 million, ¥10,954 million and ¥11,699 million—Card; ¥13,278 million, ¥19,725 million and ¥25,023 million—MUAH; and ¥4,009 million, ¥7,989 million and ¥7,471 million—Krungsri, respectively.

Troubled Debt Restructurings by Class [Table Text Block]

	2015		2016		2017
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥324,055	¥312,215	¥116,299	¥76,530	¥377,563	¥377,563
Manufacturing	239,793	227,953	63,304	23,535	335,347	335,347
Construction	5,053	5,053	2,881	2,881	1,377	1,377
Real estate	13,555	13,555	7,167	7,167	7,457	7,457
Services	16,024	16,024	12,226	12,226	5,268	5,268
Wholesale and retail	43,643	43,643	27,545	27,545	22,868	22,868
Banks and other financial institutions	12	12	—	—	—	—
Communication and information services	2,434	2,434	869	869	2,405	2,405
Other industries	2,005	2,005	1,240	1,240	1,493	1,493
Consumer	1,536	1,536	1,067	1,067	1,348	1,348
Foreign-excluding MUAH and Krungsri	3,090	2,927	23,849	23,849	58,178	58,178
Loans acquired with deteriorated credit quality	1,594	1,594	—	—	1,030	1,030
Residential(1)(3)	26,073	26,073	19,316	19,316	13,092	13,092
Card(2)(3)	19,275	19,015	16,002	15,670	17,256	16,759
MUAH(2)(3)	18,624	18,258	64,064	64,064	38,558	38,449
Krungsri(2)(3)	19,796	19,767	17,869	17,781	32,340	32,340

Total	¥412,507	¥399,849	¥257,399	¥217,210	¥538,017	¥537,411

	2015	2016	2017
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥5,234	¥150,142	¥4,587
Manufacturing	1,769	147,025	1,373
Construction	322	6	11
Real estate	119	745	38
Services	452	1,193	217
Wholesale and retail	2,044	1,090	2,530
Banks and other financial institutions	—	—	—
Communication and information services	264	20	385
Other industries	149	40	—
Consumer	115	23	33
Foreign-excluding MUAH and Krungsri	—	—	11,268
Loans acquired with deteriorated credit quality	—	—	—
Residential(1)(3)	345	284	231
Card(2)(3)	4,793	4,479	3,661
MUAH(2)(3)	2,839	3,925	6,624
Krungsri(2)(3)	1,455	6,219	3,984

Total	¥14,666	¥165,049	¥30,355

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
(3)	For the fiscal years ended March 31, 2015 and 2016, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment. For the fiscal year ended March 31, 2017, extension of the stated maturity date of loans was the primary concession type in the Residential segment, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals was the primary concession type in the MUAH and Krungsri segments.

Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class [Table Text Block]

	2016	2017
	(in millions)
Commercial(1)
Domestic	¥353,604	¥592,578
Manufacturing	133,524	409,500
Construction	10,502	8,881
Real estate	46,206	38,953
Services	43,918	32,864
Wholesale and retail	95,652	82,968
Banks and other financial institutions	13	11
Communication and information services	6,869	6,133
Other industries	7,711	6,486
Consumer	9,209	6,782
Foreign-excluding MUAH and Krungsri	103,615	96,168
Residential(1)	60,634	50,213
Card(2)	79,309	72,311
MUAH(2)	98,843	69,830
Krungsri(2)	26,422	46,651

Total	¥722,427	¥927,751

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2016 and 2017 are nonaccrual TDRs as follows: ¥41,413 million and ¥39,747 million—Card; ¥49,242 million and ¥45,122 million—MUAH; and ¥13,756 million and ¥18,998 million—Krungsri, respectively.

Credit Quality Indicators of Loans by Class [Table Text Block]

At March 31, 2016:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥54,765,780	¥2,077,010	¥703,122	¥57,545,912
Manufacturing	11,129,300	602,097	372,941	12,104,338
Construction	842,100	55,250	15,207	912,557
Real estate	10,540,325	461,238	60,125	11,061,688
Services	2,232,882	216,327	40,523	2,489,732
Wholesale and retail	7,226,154	523,813	132,013	7,881,980
Banks and other financial institutions	5,133,471	12,676	675	5,146,822
Communication and information services	1,432,234	51,533	20,270	1,504,037
Other industries	14,611,047	96,522	29,276	14,736,845
Consumer	1,618,267	57,554	32,092	1,707,913
Foreign-excluding MUAH and Krungsri	35,202,041	1,102,422	195,776	36,500,239
Loans acquired with deteriorated credit quality	18,333	16,081	5,991	40,405

Total	¥89,986,154	¥3,195,513	¥904,889	¥94,086,556

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,156,030	¥80,696	¥14,236,726
Card	¥530,858	¥63,051	¥593,909

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,650,744	¥27,137	¥5,373,188	¥126,279	¥177,779	¥9,355,127

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥4,421,957	¥161,557	¥90,767	¥4,674,281

At March 31, 2017:			Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
			(in millions)
Commercial
Domestic			¥49,572,413	¥2,161,965	¥296,961	¥52,031,339
Manufacturing			10,882,533	821,062	65,112	11,768,707
Construction			753,879	53,255	11,550	818,684
Real estate			11,137,637	352,785	42,382	11,532,804
Services			2,267,272	237,067	31,202	2,535,541
Wholesale and retail			7,403,680	462,577	98,423	7,964,680
Banks and other financial institutions			5,207,774	14,341	892	5,223,007
Communication and information services			1,573,518	45,342	15,357	1,634,217
Other industries			8,725,914	125,725	8,086	8,859,725
Consumer			1,620,206	49,811	23,957	1,693,974
Foreign-excluding MUAH and Krungsri			36,134,401	971,228	189,599	37,295,228
Loans acquired with deteriorated credit quality			16,503	12,572	5,065	34,140

Total			¥85,723,317	¥3,145,765	¥491,625	¥89,360,707

				Accrual	Nonaccrual	Total(1)
				(in millions)
Residential				¥14,256,263	¥76,185	¥14,332,448
Card				¥531,331	¥61,822	¥593,153

Credit Quality Based on the Number of Delinquencies			Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
(in millions)
MUAH	¥3,837,763	¥22,949	¥4,879,158	¥133,032	¥151,553	¥9,024,455

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥4,672,435	¥195,472	¥98,335	¥4,966,242

Notes:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUAH do not include FDIC covered loans and small business loans which are not individually rated totaling ¥43,037 million and ¥40,534 million as of March 31, 2016 and 2017, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages of Past Due Loans by Class [Table Text Block]

At March 31, 2016:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,948	¥22,305	¥36,253	¥57,509,659	¥57,545,912	¥6,374
Manufacturing	670	4,209	4,879	12,099,459	12,104,338	27
Construction	443	427	870	911,687	912,557	—
Real estate	3,260	5,761	9,021	11,052,667	11,061,688	1,856
Services	2,085	1,084	3,169	2,486,563	2,489,732	106
Wholesale and retail	2,436	3,225	5,661	7,876,319	7,881,980	147
Banks and other financial institutions	—	36	36	5,146,786	5,146,822	2
Communication and information services	1,062	435	1,497	1,502,540	1,504,037	73
Other industries	187	117	304	14,736,541	14,736,845	—
Consumer	3,805	7,011	10,816	1,697,097	1,707,913	4,163
Foreign-excluding MUAH and Krungsri	17,685	23,488	41,173	36,459,066	36,500,239	—
Residential	79,243	50,449	129,692	14,095,995	14,225,687	40,835
Card	18,181	31,655	49,836	532,601	582,437	—
MUAH	17,247	8,563	25,810	9,331,855	9,357,665	241
Krungsri	87,023	70,139	157,162	4,494,996	4,652,158	—

Total	¥233,327	¥206,599	¥439,926	¥122,424,172	¥122,864,098	¥47,450

At March 31, 2017:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥12,410	¥19,468	¥31,878	¥51,999,461	¥52,031,339	¥5,817
Manufacturing	1,427	1,671	3,098	11,765,609	11,768,707	20
Construction	281	235	516	818,168	818,684	—
Real estate	2,655	5,058	7,713	11,525,091	11,532,804	1,542
Services	1,294	3,225	4,519	2,531,022	2,535,541	4
Wholesale and retail	1,932	1,883	3,815	7,960,865	7,964,680	149
Banks and other financial institutions	3	21	24	5,222,983	5,223,007	—
Communication and information services	583	216	799	1,633,418	1,634,217	—
Other industries	337	99	436	8,859,289	8,859,725	—
Consumer	3,898	7,060	10,958	1,683,016	1,693,974	4,102
Foreign-excluding MUAH and Krungsri	5,268	50,105	55,373	37,239,855	37,295,228	2,244
Residential	78,227	42,335	120,562	14,202,076	14,322,638	31,382
Card	17,490	31,298	48,788	533,484	582,272	—
MUAH	25,162	14,212	39,374	8,998,049	9,037,423	1,165
Krungsri	103,055	73,261	176,316	4,780,709	4,957,025	—

Total	¥241,612	¥230,679	¥472,291	¥117,753,634	¥118,225,925	¥40,608

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUAH do not include ¥732 million and ¥438 million of FDIC covered loans at March 31, 2016 and 2017, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Changes in Allowance for Credit Losses by Portfolio Segment [Table Text Block]

Fiscal year ended March 31, 2015:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420
Provision (credit) for credit losses	22,621	(30,858)	2,561	(1,883)	94,557	86,998
Charge-offs	119,160	13,894	10,785	5,349	27,973	177,161
Recoveries	18,995	205	3,268	4,027	—	26,495

Net charge-offs	100,165	13,689	7,517	1,322	27,973	150,666
Others(1)	8,403	—	—	7,950	8,374	24,727

Balance at end of fiscal year	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479

Fiscal year ended March 31, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479
Provision (credit) for credit losses	117,024	(9,478)	885	47,429	76,002	231,862
Charge-offs	116,620	6,691	8,323	5,721	61,416	198,771
Recoveries	21,110	2,401	2,955	2,412	12,934	41,812

Net charge-offs	95,510	4,290	5,368	3,309	48,482	156,959
Others(1)	(12,671)	—	—	(435)	(6,146)	(19,252)

Balance at end of fiscal year	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130

Fiscal year ended March 31, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130
Provision (credit) for credit losses	177,295	12,224	13,289	(62)	50,942	253,688
Charge-offs	108,262	5,339	16,309	32,074	51,774	213,758
Recoveries	21,124	1,853	1,998	2,916	16,058	43,949

Net charge-offs	87,138	3,486	14,311	29,158	35,716	169,809
Others(1)	(6,030)	—	—	(5,501)	(1,290)	(12,821)

Balance at end of fiscal year	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188

Notes:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.
(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans as of March 31, 2014. Therefore, no allowance for credit losses was stated at beginning of the fiscal year ended March 31, 2015 in the above table.

Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment [Table Text Block]

At March 31, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥642,769	¥39,247	¥21,294	¥13,422	¥14,401	¥731,133
Collectively evaluated for impairment	159,761	17,908	9,886	94,926	81,785	364,266
Loans acquired with deteriorated credit quality	14,029	1,443	7	106	146	15,731

Total	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130

Loans:
Individually evaluated for impairment	¥1,347,650	¥140,451	¥78,770	¥100,524	¥43,609	¥1,711,004
Collectively evaluated for impairment	92,698,501	14,085,236	503,667	9,257,873	4,608,549	121,153,826
Loans acquired with deteriorated credit quality	40,405	11,039	11,472	39,767	22,123	124,806

Total(1)	¥94,086,556	¥14,236,726	¥593,909	¥9,398,164	¥4,674,281	¥122,989,636

At March 31, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥772,804	¥46,520	¥20,523	¥19,174	¥19,035	¥878,056
Collectively evaluated for impairment	115,489	19,255	9,632	54,096	91,137	289,609
Loans acquired with deteriorated credit quality	12,393	1,561	10	463	96	14,523

Total	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188

Loans:
Individually evaluated for impairment	¥1,349,621	¥125,611	¥71,879	¥93,452	¥65,028	¥1,705,591
Collectively evaluated for impairment	87,976,946	14,197,027	510,393	8,944,409	4,891,997	116,520,772
Loans acquired with deteriorated credit quality	34,140	9,810	10,881	27,128	9,217	91,176

Total(1)	¥89,360,707	¥14,332,448	¥593,153	¥9,064,989	¥4,966,242	¥118,317,539

Note:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Loans Acquired with Deteriorated Credit Quality [Table Text Block]

	2016	2017
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisition	¥6,993	¥2,624
Cash flows expected to be collected at acquisition	935	398
Fair value of loans at acquisition	935	398
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥73,625	¥53,018
Additions	—	—
Accretion	(28,413)	(17,025)
Disposals	(546)	(69)
Reclassifications from nonaccretable difference	9,111	6,462
Foreign currency translation adjustments	(759)	(1,469)

Balance at end of fiscal year	¥53,018	¥40,917

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥399,736	¥301,447
Outstanding balance at end of fiscal year	301,447	223,695
Carrying amount at beginning of fiscal year	180,103	124,806
Carrying amount at end of fiscal year	124,806	91,176
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥935	¥398
Carrying amount at end of fiscal year	12,805	9,720
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	¥25,045	¥15,731
Additional provisions during fiscal year	2,532	3,020
Reductions of allowance during fiscal year	1,449	1,250
Balance of allowance for credit losses at end of fiscal year	15,731	14,523

Components of Investment in Direct Financing Leases [Table Text Block]

	2016	2017
	(in millions)
Minimum lease payments receivable	¥1,640,245	¥1,672,338
Estimated residual values of leased property	28,780	29,314
Less—unearned income	(223,476)	(234,874)

Net investment in direct financing leases	¥1,445,549	¥1,466,778

Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements [Table Text Block]

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2018	¥493,232
2019	373,022
2020	302,591
2021	199,906
2022	125,277
2023 and thereafter	178,310

Total minimum lease payment receivables	¥1,672,338